Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment [Abstract]
Schedule of Net Income or Loss, total Assets and total Liabilities	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in total assets and total liabilities and net income or loss, which include the following:
	March 31,	December 31,
	2025	2024,

Inventory	$10,439,696	$11,181,806
Deferred revenue	$(10,488,363)	$(11,802,825)
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss, total assets and total liabilities, which include the following:
	December 31,	December 31,
	2024	2023,

Inventory	$11,181,806	$9,607,766
Deferred revenue	$11,802,825	$16,190,861

Schedule of Operation
	Three Months Ended March 31,
	2025	2024

Revenue, net	$6,421,371	$6,989,746
Less: Cost of goods sold	4,656,799	5,464,113
Gross Profit	1,764,572	1,525,633

	Year Ended December 31,
	2024	2023,

Revenue, net	$25,165,733	$19,492,606
Less: Cost of goods sold	19,277,786	14,969,683
Gross Profit	5,887,947	4,522,923